Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details) GJ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 GWh GJ	Dec. 31, 2021 GJ GWh
Electricity swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	446	509
Electricity power purchase contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	79	731
Gas swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	143	151
Gas supply contract premiums, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	138	144
Wholesale trading contracts, Energy contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	4,536	1,886
Gas swap contracts, Energy Contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	14	29